Statutory Reserve (Details) - Schedule of Statutory Reserve - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Schedule of Statutory Reserve [Abstract]
Balance beginning	$ 1,537,228	$ 1,499,369
Appropriation to statutory reserve		37,859
Balance ending	$ 1,537,228	$ 1,537,228